Schedule of Lease Related Assets and Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Operating lease right of use assets	$ 26	$ 45	$ 122
Total lease assets	26	45	122
Current operating lease liabilities	26	25	86
Long-term operating lease liabilities		20	27
Total lease liabilities	$ 26	$ 45	$ 113